Impairment of Non-current Assets - Schedule of Impairment of Non-current Assets for Cash Generating Unit by Class of Assets and by Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	$ 3,890	$ 75
Total impairment of non-current assets, Property, plant and equipment	3,833	73
Total impairment of non-current assets, Goodwill and other intangibles	57	2
Net impairment of non-current assets	3,890	75	$ 515
Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Property, plant and equipment	3,833	73	$ 515
Net impairment of non-current assets	3,833	73
Goodwill and other intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Goodwill and other intangibles	57	2
Net impairment of non-current assets	57	2
Western Australia Nickel [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	3,800
Total impairment of non-current assets, Property, plant and equipment	3,744
Total impairment of non-current assets, Goodwill and other intangibles	56
Western Australia Nickel [Member] | Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Property, plant and equipment	3,744
Western Australia Nickel [Member] | Goodwill and other intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Goodwill and other intangibles	56
Other [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	90	75
Other [Member] | Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Property, plant and equipment	89	73
Other [Member] | Goodwill and other intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets, Goodwill and other intangibles	$ 1	$ 2